Partners' Capital - Distributions to Unitholders (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended		6 Months Ended
	Jan. 22, 2019	Jan. 17, 2018	May 03, 2019	Apr. 18, 2018	Jun. 30, 2019
Common units entitled to distribution (adjusted for the March 2019 reverse split)					18,178,100
Preferred units entitled to distribution					0
Common unit holders
Distributions per unit declared (adjusted for the March 2019 reverse split)	$ 0.315	$ 0.56	$ 0.315	$ 0.56	$ 0.315
Common units entitled to distribution (adjusted for the March 2019 reverse split)	18,178,100	18,178,100	18,178,100	18,178,100
General partner and IDR distributions	$ 110	$ 195	$ 110	$ 195
Preferred unit holders
Distributions per unit declared (adjusted for the March 2019 reverse split)	$ 0.21375	$ 0.21375	$ 0	$ 0.21375
Preferred units entitled to distribution	12,983,333	12,983,333	0	12,983,333